Deposits (Time Deposits by Maturity) (Detail) ¥ in Millions	Mar. 31, 2024 JPY (¥)
Domestic
Maturities of time deposits:
Due in one year or less	¥ 27,838,991
Due after one year through two years	4,748,674
Due after two years through three years	2,181,825
Due after three years through four years	399,379
Due after four years through five years	527,234
Due after five years	821,073
Total	36,517,176
Foreign
Maturities of time deposits:
Due in one year or less	38,504,497
Due after one year through two years	448,450
Due after two years through three years	230,917
Due after three years through four years	21,192
Due after four years through five years	6,915
Due after five years	31,277
Total	¥ 39,243,248